CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 0	$ 0
Investments in money market funds	1,260,000,000	1,950,000,000
Overdrawn amount	$ 0	$ 0	$ 0